Note 8 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets
Stock based compensation	245,680	-
Net operating losses	229,737	1,391,787
	475,417	1,391,787
Less valuation allowance	(475,417)	(1,391,787)
Deferred tax asset - net valuation allowance	$--	$--